Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 21, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Cash		$ 11,000				$ 11,000		$ 252,601	$ 16,110
Working capital		2,100,000	$ 2,100,000			2,100,000		318,000
Tax obligations that may be paid using investment income earned in Trust Account		369,000				369,000		115,000
Working capital loan								1,500,000
Working capital loans outstanding		0				0		0
Cash equivalents		0				$ 0		$ 0	0
Maturity term of U.S. government securities						185 days		185 days
Federal Depository Insurance Coverage		250,000				$ 250,000		$ 250,000
Unrecognized tax benefits		$ 0				$ 0		$ 0	$ 0
Effective tax rate		16.70%	(16.70%)	0.00%	9.00%	9.20%	0.00%	0.00%
Statutory Federal income tax rate		21.00%		21.00%		21.00%	21.00%	21.00%
Sponsor
Basis of Presentation and Summary of Significant Accounting Policies
Consideration received						$ 25,000		$ 25,000
Maximum borrowing capacity of related party promissory note		$ 300,000				300,000		$ 300,000
Working capital loan		$ 1,500,000				$ 1,500,000
Class A Common Stock Subject to Redemption
Basis of Presentation and Summary of Significant Accounting Policies
Class A ordinary shares, temporary equity		34,500,000				34,500,000		34,500,000	0
Class B common stock | Sponsor
Basis of Presentation and Summary of Significant Accounting Policies
Consideration received	$ 25,000